Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Plan have been prepared on the accrual basis and present the net assets available for Plan benefits and the changes in those net assets.

Investments

Investments are reflected in the accompanying financial statements at fair value. The Plan Committee (as defined in the Plan document) determines the Plan’s valuation policies utilizing information provided by the investment advisors, the custodian and the Trustee. For additional information, see note 3.

Net appreciation or depreciation in the fair value of investments as reflected in the accompanying statement of changes in net assets available for Plan benefits is determined as the difference between the fair value at the beginning of the period (or date purchased during the year) and selling price or year-end fair value and includes any capital gain distributions.

Securities and investment transactions are accounted for on the trade date. The cost basis of shares distributed is determined using the moving average method. Dividend income is recorded on the ex-dividend date. Income from other investments is recorded as earned on an accrual basis.

 Income Taxes

The Plan has adopted a Fidelity “volume submitter” plan. Fidelity received an IRS advisory letter for the volume submitter plan on June 30, 2020, stating that the Plan is qualified and the trust is tax-exempt. The Plan administrator believes that the Plan, as amended, is designed and is currently being operated in compliance with the applicable requirements of the IRS. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

Accounting principles generally accepted in the United States (GAAP) require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more-likely-than-not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded, as of December 31, 2025 and 2024, that there are no uncertain tax positions taken or expected to be taken, which would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

Voting Rights of Liberty Global Common Shares

Fidelity holds Liberty Global common shares on behalf of the Plan. Each participant or beneficiary of a deceased participant has the right to direct the Trustee as to the manner of voting with respect to the Liberty Global common shares, to the extent such shares are eligible to vote, that have been allocated to the respective participant’s account. For all other investments in the Plan, Fidelity has the right to vote any shares.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Notes Receivable from Participants (Participant Loans)

Notes receivable from participants are measured at their unpaid principal balance, plus any accrued and unpaid interest. Interest income is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed as incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded. Delinquent participant loans are reclassified as distributions to participants based on the terms of the Plan document.

Plan Expenses

Any forfeited employer contributions may be used to offset future employer matching contributions and then to pay Plan expenses, if any, except for participant loan, distribution or asset-based fees, all of which are paid by the respective participants. Other administrative expenses of the Plan are paid directly by LGI and, accordingly, are not included in the Plan financial statements. No Trustee or record keeping fees were paid to Fidelity through the forfeiture account during 2025. Loan, distribution and asset-based fees paid by participants were $16,939 during 2025.

Proceeds from revenue sharing, as described below under Related-party/Party-in-Interest Transactions, may be used to offset Plan expenses incurred by participants. Revenue sharing and participant-paid fees are presented on a net basis in the statement of changes in net assets available for Plan benefits.

Payment of Benefits

Benefits are recorded when paid.

Contributions

Participant contributions and related employer contributions are recognized during the period in which the respective payroll deductions are made.

Related-party/Party-in-interest Transactions

Under the terms of a trust agreement between LGI and the Trustee, the Trustee manages certain mutual funds and money market funds on behalf of the Plan and has been granted authority concerning purchases and sales of investments for the trust funds. In addition, the Plan includes two employer share funds. Purchases and sales for the year ended December 31, 2025 with respect to these employer share funds are set forth below:

	Purchases	Sales

Liberty Global Class A Common Shares	$361,192	$(64,942)
Liberty Global Class C Common Shares	3,698,496	(1,686,186)
Total	$4,059,688	$(1,751,128)

Notes receivable from participants are also party-in-interest transactions.
Each of the Plan’s mutual funds pay investment management fees, and many of these mutual funds may receive income in the form of revenue sharing based on the performance of the fund. These amounts are added to or deducted from the net asset value of the shares of each mutual fund held by the Plan and are reflected in the net fees and expenses of those funds. Such transactions qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules. During 2025, the aggregate revenue sharing amount received by the Plan was $33,247, which was allocated to participant accounts as prescribed in the Plan document. For Form 5500 reporting purposes, the sharing amount has been reflected separately from Plan expenses and included as other income.